Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements reflect the activities
Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Wholly owned subsidiaries
Hong Kong JKC Group Co., Ltd (JKC HK)	February 13, 2019	HK	100%	Investment holding company
Changzhou Jiekai New Energy Technology Co., Ltd. (Wholly Foreign-owned Enterprise “WFOE” or “Changzhou Jiekai”)	June 12, 2019	PRC	100%	WFOE, a holding company

VIE and subsidiaries of VIE
Jiangsu Baozhe Electric Technologies Co., Ltd. (“Jiangsu Baozhe”)	July 30, 2019	PRC	VIE	Holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87%	Sales of battery packs, battery cells, as well as e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51%	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Tianjin Dilang Technologies Co., Ltd. (“Dilang”)	July 2, 2019	PRC	80%	Production and sales of e-bicycles